UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06685

John Hancock Patriot Global Dividend Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     April 30, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Global Dividend Fund

4.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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
John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
April 30, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 30.26%                                                                                                 $53,324,847
(Cost $51,260,519)

Electric Utilities 10.13%                                                                                             17,844,623
Alliant Energy Corp.                                                                                     127,420       3,356,243
Ameren Corp.                                                                                              30,000       1,551,000
CH Energy Group, Inc.                                                                                    112,900       4,815,185
Great Plains Energy, Inc.                                                                                 10,750         328,735
NSTAR                                                                                                     79,000       4,277,060
Progress Energy, Inc.                                                                                     28,000       1,175,720
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)                                                35,000           4,200
Xcel Energy, Inc.                                                                                        136,000       2,336,480

Gas Utilities 3.69%                                                                                                    6,495,220
KeySpan Corp.                                                                                            102,000       3,868,860
NiSource, Inc.                                                                                            44,000       1,022,560
Peoples Energy Corp.                                                                                      40,500       1,603,800

Integrated Telecommunication Services 1.09%                                                                            1,925,420
SBC Communications, Inc.                                                                                  80,900       1,925,420

Multi-Utilities & Unregulated Power 15.35%                                                                            27,059,584
Dominion Resources, Inc.                                                                                  47,500       3,581,500
DTE Energy Co.                                                                                           116,900       5,371,555
Duke Energy Corp.                                                                                         58,000       1,693,020
Energy East Corp.                                                                                        194,000       5,047,880
OGE Energy Corp.                                                                                           5,200         143,520
Public Service Enterprise Group, Inc.                                                                     16,000         929,600
Puget Energy, Inc.                                                                                        92,000       1,972,480
Sierra Pacific Resources (I)                                                                             254,000       2,748,280
TECO Energy, Inc.                                                                                        143,700       2,386,857
WPS Resources Corp.                                                                                       60,400       3,184,892

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 66.81%                                                                                             $117,726,615
(Cost $112,956,720)

Agricultural Products 2.18%                                                                                            3,837,658
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            45,000       3,837,658

Broadcasting & Cable TV 1.37%                                                                                          2,405,704
Shaw Communications, Inc., 8.50% (Canada)                                                  B+             95,200       2,405,704

Consumer Finance 2.89%                                                                                                 5,101,400
SLM Corp., 6.97%, Ser A                                                                    BBB+           92,000       5,101,400

Diversified Banks 3.14%                                                                                                5,542,000
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A              80,000       4,570,400
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A              40,000         971,600

Electric Utilities 15.85%                                                                                             27,938,570
Alabama Power Co., 5.20%                                                                   BBB+          220,000       5,500,000
Central Illinois Light Co., 4.64%                                                          Baa2            7,460         694,246
Central Maine Power Co., 4.75% (G)                                                         Baa2           11,015         985,843
Connecticut Light & Power Co., 3.90%, Ser 1949                                             Baa3           27,255       1,010,138
Duquesne Light Co., 6.50%                                                                  BB+           100,000       5,288,000
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-           36,800       1,251,200
Massachusetts Electric Co., 4.76%                                                          BBB+            6,166         622,381
Northern Indiana Public Service Co., 7.50%                                                 BB+            22,845       2,328,762
PSI Energy, Inc., 6.875%                                                                   BBB-           46,000       4,738,000
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          220,800       5,520,000

Gas Utilities 4.45%                                                                                                    7,835,000
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          146,000       7,300,000
Southern Union Co., 7.55%                                                                  BB+            20,000         535,000

Integrated Oil & Gas 0.56%                                                                                               986,000
Coastal Finance I, 8.375%                                                                  CCC-           40,000         986,000

Integrated Telecommunication Services 0.01%                                                                               13,928
Touch America Holdings, Inc., $6.875 (G)(H)                                                D              13,928          13,928

Investment Banking & Brokerage 9.52%                                                                                  16,784,615
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                             BBB            61,000       3,086,600
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB            92,000       4,701,200
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          147,950       7,545,450
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+           28,100       1,451,365

Multi-Utilities & Unregulated Power 6.89%                                                                             12,134,265
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           10,000       1,047,500
Energy East Capital Trust I, 8.25%                                                         BBB-           55,700       1,444,858
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+            40,000       3,164,000
Public Service Electric & Gas Co., 6.92%                                                   BB+             7,000         730,407
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,747,500

Oil & Gas Exploration & Production 10.11%                                                                             17,813,175
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           52,300       5,169,531
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            47,550       4,878,335
Devon Energy Corp., 6.49%, Ser A                                                           BB+            50,000       5,253,125
Nexen, Inc., 7.35% (Canada)                                                                BB+            96,400       2,512,184

Other Diversified Financial Services 4.29%                                                                             7,556,100
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              85,200       4,409,100
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                  A-             60,000       3,147,000

Regional Banks 3.25%                                                                                                   5,731,440
HSBC USA, Inc., $2.8575 (G)                                                                A1            108,550       5,731,440

Trucking 2.30%                                                                                                         4,046,760
AMERCO, 8.50%, Ser A                                                                       CCC+          162,000       4,046,760

                                                                                           Interest    Par value
Issuer, maturity date                                                                      rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.93%                                                                                          $5,165,170
(Cost $5,165,170)

Commercial Paper 2.93%                                                                                                 5,165,170
ChevronTexaco Funding Corp., 02-01-05                                                      2.890           5,166       5,165,170

Total investments 100.00%                                                                                           $176,216,632


John Hancock

Patriot Global Dividend Fund

Footnotes to Schedule of Investments

April 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,837,658 or 2.18% of the Fund's total investments as of April 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on April 30, 2005, including short-term investments, was $169,382,409. Gross unrealized appreciation and depreciation of investments aggregated $13,412,188 and $6,577,965, respectively, resulting in net unrealized appreciation of $6,834,223.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PGD

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Patriot Global Dividend Fund.

P40Q3     4/05
          6/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005